Exhibit 99.1
MONTHLY DISTRIBUTION STATEMENT TO CERTIFICATEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-4

Distribution Number	3
Beginning Date of Collection Period	01-Feb-07
Ending Date of Collection Period	28-Feb-07
Distribution Date	20-Mar-07
Previous Distribution Date	20-Feb-07
Floating-Rate Certificates Interest Period Beginning On	20-Feb-07
Floating-Rate Certificates Interest Period Ending On	19-Mar-07

Funds Disbursement
Collected Funds (including Servicing Fee)	31,450,551.10
Available Distribution Amount	31,009,715.61
Principal Collections	24,645,201.39
Net Interest Collections	6,364,514.22
Interest Collections	6,805,349.71
Principal recoveries	0.00
Compensating Interest	0.00
Servicing Fee (after Compensating Interest)	440,835.49

Disbursements	31,450,551.10
Current Interest and Interest Carryforward Amount Distibuted to Certificateholders	3,837,118.82
Principal Distribution Amount to Certificateholders	24,645,201.39
Unpaid Realized Loss Amount to Certificateholders	0.00
Net Rate Carryover Amount to Certificateholders	0.00
Remaining Available Distribution Amount to Class R Certificateholder	2,527,395.40
Servicing Fee after Compensating Interest (to Servicer)	440,835.49

Other payments or reimbursements to Servicer pursuant to Section 3.03	0.00

Pool Balance
Beginning Pool Balance	1,058,005,165.05
Principal Collections (including repurchases)	24,645,201.39
Realized Loss	0.00
Ending Pool Balance	1,033,359,963.66

Certificate Balance
Beginning Certificate Balance	867,398,207.29
Certificate Paydown	24,645,201.39

Applied Realized Loss Amount	0.00
Ending Certificate Balance	842,753,005.90

Collateral Performance
Cash yield (% of beginning balance, annualized)	7.72%
Loss rate (% of beginning balance; net of principal recoveries)	0.00%
Net yield	7.72%
Realized Loss	0.00
Cumulative Realized Losses	0.00
Cumulative Loss Percentage	0.00%
Delinquent Loans:
One payment principal balance of loans	5,608,257.24
One payment number of loans	51
Two payments principal balance of loans	723,574.86
Two payments number of loans	7
Three payments plus principal balance of loans	336,588.60
Three payments plus number of loans	3
One Payment Delinquency Percentage (for related Collection Period)	0.54%
Two Payment Delinquency Percentage (for related Collection Period)	0.07%
Two Payment Plus Delinquency Percentage (for related Collection Period)	0.10%
Two Payment Plus Rolling Average (for such Distribution Date)	0.04%
Three Payment Plus Delinquency Percentage (for the related Collection Period)	0.03%

Aggregate Principal Balance of loans that were restructured during such Collection Period	1,949,567.61
Aggregate Principal Balance of loans restructured in Collection Period as % of EOP Pool Balance	0.19%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	0
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	0
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	3
Principal balance of loans purchased or substituted pursuant to Section 3.01	599,955.23
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	9,421
Number outstanding end of period	9,399
Principal balance of all REO as of the end of the Collection Period	0.00
Number of loans that went into REO during the Collection Period	0
Principal balance of loans that went into REO during the Collection Period	0.00

Overcollateralization
Beginning OC Amount	190,606,957.76
Realized Loss	0.00
OC Release Amount	0.00
Extra Principal Distribution Amount	0.00
Ending OC Amount	190,606,957.76

Target OC Amount	190,606,957.76
Interim OC Amount	190,606,957.76
Interim OC Deficiency	0.00

Monthly Excess Cashflow	2,527,395.40

Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Original Certificate Balance	937,240,000.00
Total Certificate Principal Amount divided by Total Original Certificate Principal Amount	89.92%
Total Certificate Principal Amount divided by Total Original Certificate Principal Amount <15.00%	No

Interest Calculations
1 month LIBOR	5.32000%
Class A-1F Formula Rate (5.79%)	5.79000%
Class A-1F Pass-Through Rate	5.79000%
Class A-1V Formula Rate (1-mo. Libor plus 7 bps)	5.39000%
Class A-1V Pass-Through Rate	5.39000%
Class A-2F Formula Rate (5.32%)	5.32000%
Class A-2F Pass-Through Rate	5.32000%
Class A-2V Formula Rate (1-mo. Libor plus 11 bps)	5.43000%
Class A-2V Pass-Through Rate	5.43000%
Class A-3F Formula Rate (5.30%)	5.30000%
Class A-3F Pass-Through Rate	5.30000%
Class A-3V Formula Rate (1-mo. Libor plus 15 bps)	5.47000%
Class A-3V Pass-Through Rate	5.47000%
Class A-4 Formula Rate (1-mo. Libor plus 23 bps)	5.55000%
Class A-4 Pass-Through Rate	5.55000%
Class M-1 Formula Rate (1-mo. Libor plus 26 ps)	5.58000%
Class M-1 Pass-Through Rate	5.58000%
Class M-2 Formula Rate (1-mo. Libor plus 28 bps)	5.60000%
Class M-2 Pass-Through Rate	5.60000%

Net Rate Cap for Fixed Rate Certificates	7.90080%

Net Rate Cap for Floating Rate Certificates	8.46514%

Class A-1F Certificateholder's Statement

A. Information on Distributions
Original Class A-1F Certificate Balance	250,000,000.00
1. Total Distributions per $1,000	58.819258
2. Principal Distribution per $1,000	54.742784
3. Interest Distribution per $1,000	4.076473

B. Calculation of Class A-1F Interest
1. Class A-1F Pass-Through Rate	5.79000%
2. Days in Accrual Period	30

3. Class A-1F Interest Due	1,019,118.36
4. Class A-1F Interest Paid	1,019,118.36
5. Class A-1F Interest Carry Forward Amount Due	0.00
6. Class A-1F Interest Carry Forward Amount Paid	0.00
7. Class A-1F Net Rate Carryover Amount Due	0.00
8. Class A-1F Net Rate Carryover Amount Paid	0.00

9. Class A-1F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1F Principal
1. Class A-1F Certificate Principal Amount, BOP	211,216,241.27
2. Class A-1F Principal Due	13,685,696.02
3. Class A-1F Principal Paid	13,685,696.02
4. Class A-1F Certificate Principal Amount, EOP	197,530,545.25

5. Class A-1F Certificate Principal Amount as a % of Original Class A-1F Certificate Principal Amount, EOP	79.01221810%
6. Class A-1F Certificate Principal Amount as a % of the Pool Balance, EOP	19.11536659%
7. Class A-1F Certificate principal distribution percentage	55.53087517%

Class A-1V Certificateholder's Statement

A. Information on Distributions
Original Class A-1V Certificate Balance	200,200,000.00
1. Total Distributions per $1,000	58.284646
2. Principal Distribution per $1,000	54.742784
3. Interest Distribution per $1,000	3.541862

B. Calculation of Class A-1V Interest
1. Class A-1V Pass-Through Rate	5.39000%
2. Days in Accrual Period	28

3. Class A-1V Interest Due	709,080.71
4. Class A-1V Interest Paid	709,080.71
5. Class A-1V Interest Carry Forward Amount Due	0.00
6. Class A-1V Interest Carry Forward Amount Paid	0.00
7. Class A-1V Net Rate Carryover Amount Due	0.00
8. Class A-1V Net Rate Carryover Amount Paid	0.00

9. Class A-1V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1V Principal
1. Class A-1V Certificate Principal Amount, BOP	169,141,966.02
2. Class A-1V Principal Due	10,959,505.37
3. Class A-1V Principal Paid	10,959,505.37
4. Class A-1V Certificate Principal Amount, EOP	158,182,460.65

5. Class A-1V Certificate Principal Amount as a % of Original Class A-1V Certificate Principal Amount, EOP	79.01221810%
6. Class A-1V Certificate Principal Amount as a % of the Pool Balance, EOP	15.30758557%
7. Class A-1V Certificate principal distribution percentage	44.46912483%

Class A-2F Certificateholder's Statement

A. Information on Distributions
Original Class A-2F Certificate Balance	50,000,000.00
1. Total Distributions per $1,000	4.433333
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.433333

B. Calculation of Class A-2F Interest
1. Class A-2F Pass-Through Rate	5.32000%
2. Days in Accrual Period	30

3. Class A-2F Interest Due	221,666.67
4. Class A-2F Interest Paid	221,666.67
5. Class A-2F Interest Carry Forward Amount Due	0.00
6. Class A-2F Interest Carry Forward Amount Paid	0.00
7. Class A-2F Net Rate Carryover Amount Due	0.00
8. Class A-2F Net Rate Carryover Amount Paid	0.00

9. Class A-2F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2F Principal
1. Class A-2F Certificate Principal Amount, BOP	50,000,000.00
2. Class A-2F Principal Due	0.00

3. Class A-2F Principal Paid	0.00
4. Class A-2F Certificate Principal Amount, EOP	50,000,000.00

5. Class A-2F Certificate Principal Amount as a % of Original Class A-2F Certificate Principal Amount, EOP	100.00000000%
6. Class A-2F Certificate Principal Amount as a % of the Pool Balance, EOP	4.83858498%
7. Class A-2F Certificate principal distribution percentage	0.00000000%

Class A-2V Certificateholder's Statement

A. Information on Distributions
Original Class A-2V Certificate Balance	68,200,000.00
1. Total Distributions per $1,000	4.223333
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.223333

B. Calculation of Class A-2V Interest
1. Class A-2V Pass-Through Rate	5.43000%
2. Days in Accrual Period	28

3. Class A-2V Interest Due	288,031.33
4. Class A-2V Interest Paid	288,031.33
5. Class A-2V Interest Carry Forward Amount Due	0.00
6. Class A-2V Interest Carry Forward Amount Paid	0.00
7. Class A-2V Net Rate Carryover Amount Due	0.00
8. Class A-2V Net Rate Carryover Amount Paid	0.00

9. Class A-2V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2V Principal
1. Class A-2V Certificate Principal Amount, BOP	68,200,000.00
2. Class A-2V Principal Due	0.00
3. Class A-2V Principal Paid	0.00
4. Class A-2V Certificate Principal Amount, EOP	68,200,000.00

5. Class A-2V Certificate Principal Amount as a % of Original Class A-2V Certificate Principal Amount, EOP	100.00000000%
6. Class A-2V Certificate Principal Amount as a % of the Pool Balance, EOP	6.59982991%
7. Class A-2V Certificate principal distribution percentage	0.00000000%

Class A-3F Certificateholder's Statement

A. Information on Distributions

Original Class A-3F Certificate Balance	79,900,000.00
1. Total Distributions per $1,000	4.416667
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.416667

B. Calculation of Class A-3F Interest
1. Class A-3F Pass-Through Rate	5.30000%
2. Days in Accrual Period	30

3. Class A-3F Interest Due	352,891.67
4. Class A-3F Interest Paid	352,891.67
5. Class A-3F Interest Carry Forward Amount Due	0.00
6. Class A-3F Interest Carry Forward Amount Paid	0.00
7. Class A-3F Net Rate Carryover Amount Due	0.00
8. Class A-3F Net Rate Carryover Amount Paid	0.00

9. Class A-3F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3F Principal
1. Class A-3F Certificate Principal Amount, BOP	79,900,000.00
2. Class A-3F Principal Due	0.00
3. Class A-3F Principal Paid	0.00
4. Class A-3F Certificate Principal Amount, EOP	79,900,000.00

5. Class A-3F Certificate Principal Amount as a % of Original Class A-3F Certificate Principal Amount, EOP	100.00000000%
6. Class A-3F Certificate Principal Amount as a % of the Pool Balance, EOP	7.73205880%
7. Class A-3F Certificate principal distribution percentage	0.00000000%

Class A-3V Certificateholder's Statement

A. Information on Distributions
Original Class A-3V Certificate Balance	61,500,000.00
1. Total Distributions per $1,000	4.254444
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.254444

B. Calculation of Class A-3V Interest
1. Class A-3V Pass-Through Rate	5.47000%
2. Days in Accrual Period	28

3. Class A-3V Interest Due	261,648.33
4. Class A-3V Interest Paid	261,648.33
5. Class A-3V Interest Carry Forward Amount Due	0.00

6. Class A-3V Interest Carry Forward Amount Paid	0.00
7. Class A-3V Net Rate Carryover Amount Due	0.00
8. Class A-3V Net Rate Carryover Amount Paid	0.00

9. Class A-3V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3V Principal
1. Class A-3V Certificate Principal Amount, BOP	61,500,000.00
2. Class A-3V Principal Due	0.00
3. Class A-3V Principal Paid	0.00
4. Class A-3V Certificate Principal Amount, EOP	61,500,000.00

5. Class A-3V Certificate Principal Amount as a % of Original Class A-3V Certificate Principal Amount, EOP	100.00000000%
6. Class A-3V Certificate Principal Amount as a % of the Pool Balance, EOP	5.95145953%
7. Class A-3V Certificate principal distribution percentage	0.00000000%

Class A-4 Certificateholder's Statement

A. Information on Distributions
Original Class A-4 Certificate Balance	132,140,000.00
1. Total Distributions per $1,000	4.316667
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.316667

B. Calculation of Class A-4 Interest
1. Class A-4 Pass-Through Rate	5.55000%
2. Days in Accrual Period	28

3. Class A-4 Interest Due	570,404.33
4. Class A-4 Interest Paid	570,404.33
5. Class A-4 Interest Carry Forward Amount Due	0.00
6. Class A-4 Interest Carry Forward Amount Paid	0.00
7. Class A-4 Net Rate Carryover Amount Due	0.00
8. Class A-4 Net Rate Carryover Amount Paid	0.00

9. Class A-4 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-4 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-4 Principal
1. Class A-4 Certificate Principal Amount, BOP	132,140,000.00
2. Class A-4 Principal Due	0.00
3. Class A-4 Principal Paid	0.00
4. Class A-4 Certificate Principal Amount, EOP	132,140,000.00

5. Class A-4 Certificate Principal Amount as a % of Original Class A-4 Certificate Principal Amount, EOP	100.00000000%
6. Class A-4 Certificate Principal Amount as a % of the Pool Balance, EOP	12.78741239%
7. Class A-4 Certificate principal distribution percentage	0.00000000%

Class M-1 Certificateholder's Statement

A. Information on Distributions
Original Class M-1 Certificate Balance	51,880,000.00
1. Total Distributions per $1,000	4.340000
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.340000

B. Calculation of Class M-1 Interest
1. Class M-1 Pass-Through Rate	5.58000%
2. Days in Accrual Period	28

3. Class M-1 Interest Due	225,159.20
4. Class M-1 Interest Paid	225,159.20
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Net Rate Carryover Amount Due	0.00
8. Class M-1 Net Rate Carryover Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-1 Principal
1. Class M-1 Certificate Principal Amount, BOP	51,880,000.00
2. Class M-1 Principal Due	0.00
3. Class M-1 Principal Paid	0.00
4. Class M-1 Certificate Applied Realized Loss Amount	0.00
5. Class M-1 Certificate Principal Amount, EOP	51,880,000.00

6. Class M-1 Certificate Principal Amount as a % of Original Class M-1 Certificate Principal Amount, EOP	100.00000000%
7. Class M-1 Certificate Principal Amount as a % of the Pool Balance, EOP	5.02051578%
8. Class M-1 Certificate principal distribution percentage	0.00000000%
9. Class M-1 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-1 Certificate Unpaid Realized Loss Amount, EOP	0.00

Class M-2 Certificateholder's Statement

A. Information on Distributions
Original Class M-2 Certificate Balance	43,420,000.00

1. Total Distributions per $1,000	4.355556
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.355556

B. Calculation of Class M-2 Interest
1. Class M-2 Pass-Through Rate	5.60000%
2. Days in Accrual Period	28

3. Class M-2 Interest Due	189,118.22
4. Class M-2 Interest Paid	189,118.22
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Net Rate Carryover Amount Due	0.00
8. Class M-2 Net Rate Carryover Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-2 Principal
1. Class M-2 Certificate Principal Amount, BOP	43,420,000.00
2. Class M-2 Principal Due	0.00
3. Class M-2 Principal Paid	0.00
4. Class M-2 Certificate Applied Realized Loss Amount	0.00
5. Class M-2 Certificate Principal Amount, EOP	43,420,000.00

6. Class M-2 Certificate Principal Amount as a % of Original Class M-2 Certificate Principal Amount, EOP	100.00000000%
7. Class M-2 Certificate Principal Amount as a % of the Pool Balance, EOP	4.20182720%
8. Class M-2 Certificate principal distribution percentage	0.00000000%
9. Class M-2 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-2 Certificate Unpaid Realized Loss Amount, EOP	0.00

HSBC FINANCE CORPORATION HSBC Home Equity Loan Trust (USA) 2006-4

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Pooling and Servicing Agreement dated as of December 14, 2006 (the "Pooling and Servicing Agreement"), by and among HSBC Home Equity Loan Corporation II, as Depositor, the Servicer, U.S. Bank National Association, as Trustee, HSBC Bank USA, National Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-4, the Trust, does hereby certify with respect to the information set forth below as follows:

1	Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Pooling and Servicing Agreement.

2	HSBC Finance Corporation is, as of the date hereof, the Servicer under the Pooling and Servicing Agreement.

3	The undersigned is a Servicing Officer.

4	This Certificate relates to the Distribution Date occurring on March 20, 2007

5

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Pooling and Servicing Agreement through the Collection Period preceding such Distribution Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 15th day of March, 2007.

HSBC FINANCE CORPORATION as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer